Other current and non-current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 1,200	€ 1,300
Prepaid expenses of licenses and software	7,400	500
Non-current prepayments	1,906	636
Current prepaid maintenance expenses	700	800
Noncurrent Prepayments Of Licensing Agreement	1,500
NonCurrent Prepaid Maintenance Expenses	300
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	400	€ 700
Non-current prepayments	€ 100